Revenues (Tables)	9 Months Ended
Sep. 30, 2022
Revenues
Disclosure of information about revenue recognition

	Three months ended September 30,
	2022	2021	2022	2021

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	847	791	1,731	1,369
Asia Pacific	1,252	1,374	326	230
Americas	605	332	974	842
	2,704	2,497	3,031	2,441

Timing of revenue recognition
Products transferred at a point in time	2,461	2,300	3,031	2,441
Products and services transferred over time	243	197	--	--
Revenue from contracts with customers	2,704	2,497	3,031	2,441

	Nine months ended September 30,
	2022	2021	2022	2021

	SYSTEMS		SERVICES

	(€ in thousands)
Primary geographical markets
EMEA	2,997	3,494	5,852	4,056
Asia Pacific	2,540	1,979	868	674
Americas	2,195	1,785	2,614	1,953
	7,732	7,258	9,334	6,683

Timing of revenue recognition
Products transferred at a point in time	6,705	6,452	9,334	6,683
Products and services transferred over time	1,027	806	--	--
Revenue from contracts with customers	7,732	7,258	9,334	6,683

Schedule of revenues by geographic region

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021

	(€ in thousands)
EMEA	2,578	2,160	8,849	7,550
Germany	1,257	852	4,275	2,489
France	296	194	797	1,170
Great Britain	490	399	1,681	1,129
Finland	12	38	31	703
Others	523	677	2,065	2,059
Asia Pacific	1,578	1,604	3,408	2,653
China	537	263	1,923	782
South Korea	139	234	409	571
India	39	1,070	70	1,123
Others	863	37	1,006	177
Americas	1,579	1,174	4,809	3,738
United States	1,566	1,167	4,777	3,647
Others	13	7	32	91
Total	5,735	4,938	17,066	13,941